Interim Condensed Consolidated Statements of Stockholders' Equity - 6 months ended Jun. 30, 2024 - USD ($) $ in Thousands	Ordinary shares Class A shares	Ordinary shares Class B shares	Treasury Stock	Total shares	Additional Par value	Additional Paid-in capital	Accumulated deficits	Statutory Reserve	Accumulated other comprehensive income	Non- controlling interests	Total
Balance at Dec. 31, 2023					$ 665	$ 730,345	$ (276,672)	$ 161	$ (28,512)	$ (3,614)	$ 422,373
Balance (in Shares) at Dec. 31, 2023	121,992,169	13,971,251	(134,636,546)	1,326,874
Share-based compensation					26	781					807
Share-based compensation (in Shares)	122,880	5,004,000		5,126,880
Issuance of Class A Ordinary Shares and warrant					23,767	1,069					24,836
Issuance of Class A Ordinary Shares and warrant (in Shares)	242,095,250			242,095,250
Net loss							(10,902)			(1,848)	(12,750)
Disposition of continued operation							13		(13)
Foreign currency translation adjustments									(4,738)		(4,738)
Balance at Jun. 30, 2024					$ 24,458	$ 732,195	$ (287,561)	$ 161	$ (33,263)	$ (5,462)	$ 430,528
Balance (in Shares) at Jun. 30, 2024	364,210,299	18,975,251	(134,636,546)	248,549,004